ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Administrative Expenses [Abstract]
Disclosure of detailed information about general and administrative expense [text block]
This item consists of the following:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Repair and maintenance	414,784	423,219	387,222
Publicity	304,119	300,401	273,881
Taxes and contributions	259,523	270,932	249,474
Rental	230,257	226,301	214,012
Consulting and professional fees	206,224	183,751	177,145
Transport and communications	176,273	188,444	195,118
Sundry supplies	49,935	45,878	46,027
Others (*)	517,708	455,752	452,923
Total	2,158,823	2,094,678	1,995,802

(*)	The balance is made up mainly of security and protection, cleaning service, representation expenses, light and water, insurance expenses, subscription expenses, Agentes BCP commission expenses.